PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited)
as of May 31, 2021
Description	Shares	Value
Long-Term Investments 99.5%
Common Stocks 99.2%
Aerospace & Defense 1.0%
General Dynamics Corp.	8,100	$1,538,271
L3Harris Technologies, Inc.	4,900	1,068,494
Raytheon Technologies Corp.	16,201	1,437,191
		4,043,956
Air Freight & Logistics 0.9%
FedEx Corp.	11,200	3,525,872
Auto Components 0.2%
BorgWarner, Inc.	15,600	800,124
Automobiles 1.9%
Ford Motor Co.*	249,610	3,626,833
General Motors Co.*	66,296	3,932,016
		7,558,849
Banks 13.3%
Associated Banc-Corp.	21,800	501,182
Bank of America Corp.	202,211	8,571,724
BOK Financial Corp.	3,900	355,056
Citigroup, Inc.	70,404	5,541,499
Citizens Financial Group, Inc.	37,704	1,881,430
Fifth Third Bancorp	69,654	2,935,220
First Horizon Corp.	27,400	522,518
FNB Corp.	11,300	151,533
JPMorgan Chase & Co.	67,564	11,096,711
KeyCorp	113,590	2,617,114
M&T Bank Corp.	16,446	2,642,708
PacWest Bancorp	2,500	112,925
PNC Financial Services Group, Inc. (The)	20,097	3,912,484
Popular, Inc. (Puerto Rico)	8,500	693,685
Prosperity Bancshares, Inc.	10,400	782,600
Regions Financial Corp.	85,411	1,999,471
Synovus Financial Corp.	2,200	108,064
Truist Financial Corp.	64,568	3,989,011
U.S. Bancorp	40,909	2,486,449
Wells Fargo & Co.	20,932	977,943

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Wintrust Financial Corp.	3,400	$273,428
Zions Bancorp NA	5,000	289,400
		52,442,155
Beverages 0.7%
Molson Coors Beverage Co. (Class B Stock)*	46,782	2,728,326
Biotechnology 1.4%
Biogen, Inc.*	10,400	2,781,792
Gilead Sciences, Inc.	42,400	2,803,064
		5,584,856
Capital Markets 4.7%
Bank of New York Mellon Corp. (The)	60,610	3,156,569
Goldman Sachs Group, Inc. (The)	12,790	4,758,136
Invesco Ltd.	53,060	1,513,802
Jefferies Financial Group, Inc.	41,400	1,330,182
Morgan Stanley	53,562	4,871,464
State Street Corp.	33,718	2,932,791
		18,562,944
Chemicals 4.0%
Corteva, Inc.	66,300	3,016,650
Dow, Inc.	7,800	533,676
DuPont de Nemours, Inc.	40,436	3,420,481
International Flavors & Fragrances, Inc.	13,300	1,884,211
Linde PLC (United Kingdom)	4,900	1,472,940
LyondellBasell Industries NV (Class A Stock)	25,174	2,835,096
Mosaic Co. (The)	73,176	2,644,581
		15,807,635
Communications Equipment 0.7%
Cisco Systems, Inc.	37,800	1,999,620
EchoStar Corp. (Class A Stock)*	26,800	709,932
		2,709,552
Consumer Finance 1.9%
Ally Financial, Inc.	50,634	2,770,186

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance (cont’d.)
Capital One Financial Corp.	23,341	$3,752,766
Synchrony Financial	16,795	796,251
		7,319,203
Containers & Packaging 0.9%
International Paper Co.	12,500	788,750
Westrock Co.	47,122	2,748,155
		3,536,905
Diversified Consumer Services 0.6%
Graham Holdings Co. (Class B Stock)	3,800	2,517,652
Diversified Financial Services 3.2%
Berkshire Hathaway, Inc. (Class B Stock)*	37,898	10,969,197
Equitable Holdings, Inc.	35,080	1,113,790
Voya Financial, Inc.	8,423	551,875
		12,634,862
Diversified Telecommunication Services 3.8%
AT&T, Inc.	218,303	6,424,657
Lumen Technologies, Inc.(a)	105,941	1,466,224
Verizon Communications, Inc.	122,716	6,932,227
		14,823,108
Electric Utilities 6.0%
American Electric Power Co., Inc.	26,200	2,253,200
Avangrid, Inc.	17,000	895,560
Duke Energy Corp.	38,169	3,825,297
Edison International	49,100	2,743,217
Entergy Corp.	22,100	2,326,246
Evergy, Inc.	21,300	1,320,387
Exelon Corp.	71,841	3,241,466
NextEra Energy, Inc.	6,000	439,320
OGE Energy Corp.	38,400	1,324,800
Pinnacle West Capital Corp.	16,600	1,404,028
PPL Corp.	95,978	2,793,920
Southern Co. (The)	20,200	1,291,184
		23,858,625

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components 1.3%
Arrow Electronics, Inc.*	21,200	$2,550,996
Avnet, Inc.	56,669	2,496,836
		5,047,832
Energy Equipment & Services 0.2%
NOV, Inc.*	57,200	922,064
Entertainment 1.0%
Walt Disney Co. (The)*	21,900	3,912,435
Equity Real Estate Investment Trusts (REITs) 2.9%
Brandywine Realty Trust	176,600	2,482,996
Cousins Properties, Inc.	24,300	901,287
Hudson Pacific Properties, Inc.	10,300	298,597
Paramount Group, Inc.	216,500	2,377,170
SL Green Realty Corp.	33,450	2,649,909
Vornado Realty Trust	35,700	1,687,896
Welltower, Inc.	14,900	1,114,073
Weyerhaeuser Co.	3,100	117,676
		11,629,604
Food & Staples Retailing 1.9%
Kroger Co. (The)	78,664	2,908,995
Walgreens Boots Alliance, Inc.	58,665	3,089,299
Walmart, Inc.	10,752	1,527,106
		7,525,400
Food Products 3.8%
Archer-Daniels-Midland Co.	18,100	1,204,193
Conagra Brands, Inc.	20,200	769,620
General Mills, Inc.	38,300	2,407,538
J.M. Smucker Co. (The)	16,100	2,145,969
Kraft Heinz Co. (The)	67,922	2,960,720
Mondelez International, Inc. (Class A Stock)	2,800	177,884
TreeHouse Foods, Inc.*	48,900	2,381,919
Tyson Foods, Inc. (Class A Stock)	36,600	2,909,700
		14,957,543

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Gas Utilities 0.2%
UGI Corp.	15,400	$709,170
Health Care Equipment & Supplies 0.7%
Becton, Dickinson & Co.	2,200	532,158
Danaher Corp.	2,700	691,578
Medtronic PLC	12,306	1,557,817
		2,781,553
Health Care Providers & Services 4.9%
Anthem, Inc.	8,900	3,544,158
Centene Corp.*	42,700	3,142,720
Cigna Corp.	14,349	3,714,239
CVS Health Corp.	54,687	4,727,144
Humana, Inc.	1,400	612,780
Laboratory Corp. of America Holdings*	10,400	2,854,592
Universal Health Services, Inc. (Class B Stock)	5,600	893,928
		19,489,561
Hotels, Restaurants & Leisure 0.1%
McDonald’s Corp.	2,127	497,484
Household Durables 2.2%
D.R. Horton, Inc.	2,600	247,754
Lennar Corp. (Class A Stock)	29,081	2,879,310
Mohawk Industries, Inc.*	12,700	2,675,636
PulteGroup, Inc.	5,200	300,508
Toll Brothers, Inc.	40,200	2,622,648
		8,725,856
Household Products 0.3%
Procter & Gamble Co. (The)	8,372	1,128,964
Industrial Conglomerates 0.2%
Honeywell International, Inc.	3,000	692,730
Insurance 6.5%
Aflac, Inc.	54,733	3,102,266
Allstate Corp. (The)	23,397	3,196,264
American Financial Group, Inc.	4,400	585,464

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
American International Group, Inc.	19,385	$1,024,303
American National Group, Inc.	2,800	420,056
Chubb Ltd.	22,808	3,877,132
First American Financial Corp.	17,600	1,131,856
Hartford Financial Services Group, Inc. (The)	42,749	2,793,647
Kemper Corp.	7,500	561,525
MetLife, Inc.	50,819	3,321,530
Old Republic International Corp.	40,400	1,060,904
Principal Financial Group, Inc.	17,689	1,156,684
Progressive Corp. (The)	1,800	178,344
Travelers Cos., Inc. (The)	19,814	3,164,296
		25,574,271
Interactive Media & Services 0.9%
Alphabet, Inc. (Class A Stock)*	800	1,885,480
Alphabet, Inc. (Class C Stock)*	700	1,688,092
		3,573,572
Internet & Direct Marketing Retail 0.2%
Qurate Retail, Inc. (Class A Stock)	53,943	735,243
IT Services 0.7%
DXC Technology Co.*	30,795	1,167,746
Fidelity National Information Services, Inc.	900	134,082
International Business Machines Corp.	11,200	1,609,888
		2,911,716
Machinery 0.5%
PACCAR, Inc.	16,430	1,504,331
Westinghouse Air Brake Technologies Corp.	3,300	273,108
		1,777,439
Marine 0.5%
Kirby Corp.*	29,600	1,933,768
Media 3.8%
Comcast Corp. (Class A Stock)	87,882	5,039,154
Discovery, Inc. (Class A Stock)*(a)	33,900	1,088,529

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Media (cont’d.)
Discovery, Inc. (Class C Stock)*	39,200	$1,177,960
DISH Network Corp. (Class A Stock)*	59,800	2,602,496
Fox Corp. (Class A Stock)	37,400	1,396,890
Fox Corp. (Class B Stock)	35,200	1,277,056
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	9,285	405,383
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	10,720	466,427
ViacomCBS, Inc. (Class B Stock)	39,800	1,688,316
		15,142,211
Metals & Mining 1.3%
Newmont Corp.	12,300	903,804
Nucor Corp.	30,637	3,141,518
Reliance Steel & Aluminum Co.	5,459	917,494
		4,962,816
Mortgage Real Estate Investment Trusts (REITs) 1.0%
AGNC Investment Corp.	71,620	1,327,835
Annaly Capital Management, Inc.	147,200	1,364,544
New Residential Investment Corp.	67,650	715,737
Starwood Property Trust, Inc.	21,300	540,807
		3,948,923
Multiline Retail 0.3%
Dollar Tree, Inc.*	10,400	1,014,000
Kohl’s Corp.	5,200	288,548
		1,302,548
Multi-Utilities 3.1%
Consolidated Edison, Inc.	38,000	2,935,120
Dominion Energy, Inc.	13,200	1,005,048
DTE Energy Co.	15,600	2,152,644
Public Service Enterprise Group, Inc.	48,400	3,006,608
Sempra Energy	23,200	3,143,368
		12,242,788
Oil, Gas & Consumable Fuels 5.1%
Antero Midstream Corp.	54,900	527,040
Chevron Corp.	38,638	4,010,238

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
ConocoPhillips	37,715	$2,102,234
Diamondback Energy, Inc.	19,500	1,561,365
EOG Resources, Inc.	9,200	739,128
Equitrans Midstream Corp.	159,900	1,317,576
Exxon Mobil Corp.	104,271	6,086,298
Kinder Morgan, Inc.	107,100	1,964,214
Marathon Oil Corp.	85,296	1,032,935
Marathon Petroleum Corp.	5,340	330,012
Murphy Oil Corp.	19,500	422,955
Pioneer Natural Resources Co.	1,200	182,628
		20,276,623
Pharmaceuticals 2.7%
Bristol-Myers Squibb Co.	4,400	289,168
Johnson & Johnson	29,520	4,996,260
Perrigo Co. PLC	17,800	821,292
Pfizer, Inc.	82,886	3,210,175
Viatris, Inc.	91,900	1,400,556
		10,717,451
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.*	8,400	1,698,900
Road & Rail 0.6%
Knight-Swift Transportation Holdings, Inc.	51,300	2,448,549
Ryder System, Inc.	1,174	96,021
		2,544,570
Semiconductors & Semiconductor Equipment 2.2%
Intel Corp.	121,064	6,915,176
Micron Technology, Inc.*	19,203	1,615,740
		8,530,916
Specialty Retail 0.7%
AutoNation, Inc.*	6,100	622,993
Home Depot, Inc. (The)	2,700	861,057
Penske Automotive Group, Inc.	12,700	1,086,993
		2,571,043

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals 1.3%
Hewlett Packard Enterprise Co.	173,263	$2,765,277
Xerox Holdings Corp.	94,600	2,218,370
		4,983,647
Thrifts & Mortgage Finance 0.5%
MGIC Investment Corp.	63,200	930,304
New York Community Bancorp, Inc.	70,800	847,476
		1,777,780
Tobacco 0.1%
Philip Morris International, Inc.	4,443	428,438
Trading Companies & Distributors 0.6%
Air Lease Corp.	54,526	2,565,994
Wireless Telecommunication Services 1.3%
Telephone & Data Systems, Inc.	101,419	2,608,497
United States Cellular Corp.*	65,300	2,465,075
		5,073,572

Total Common Stocks (cost $278,154,151)		391,749,049
Exchange-Traded Fund 0.3%
iShares Russell 1000 Value ETF (cost $832,151)	7,400	1,192,362

Total Long-Term Investments (cost $278,986,302)		392,941,411

Short-Term Investments 1.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	1,763,286	1,763,286

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $2,374,819; includes $2,374,632 of cash collateral for securities on loan)(b)(wa)	2,377,914	$2,376,487

Total Short-Term Investments (cost $4,138,105)		4,139,773

TOTAL INVESTMENTS 100.6% (cost $283,124,407)		397,081,184
Liabilities in excess of other assets (0.6)%		(2,181,480)

Net Assets 100.0%		$394,899,704

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,260,600; cash collateral of $2,374,632 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).